Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures
Investments in associates and joint ventures

10.   Investments in associates and joint ventures

(a)This caption is made up as follows:

	Share in equity
	2019	2018	2019	2018
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,155,359	1,108,284
Minera Yanacocha S.R.L.	43.65	43.65	230,000	271,036
Compañía Minera Coimolache S.A.	40.10	40.10	98,426	89,554
			1,483,785	1,468,874
Joint venture (c)			2,627	2,673
Other minor investments			1,835	1,835

			1,488,247	1,473,382

(b)The table below presents the net share in profit (loss) of investments:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Minera Yanacocha S.R.L.	(41,580)	(35,582)	(76,585)
Sociedad Minera Cerro Verde S.A.A.	76,451	23,444	68,521
Compañía Minera Coimolache S.A.	12,883	10,994	21,271
Other minor	(44)	—	—

	47,710	(1,144)	13,207

Investments held by the Group in its associates Minera Yanacocha S.R.L. (through its subsidiary Compañía Minera Condesa S.A.) and Sociedad Minera Cerro Verde S.A.A., represent the most significant investments of the Group. Its operations are strategic to the Group’s activities and participation in their results has been significant in relation to profits (losses) of the Group in the years 2019, 2018 and 2017. The following relevant information on these investments is as follows:

Investment in Minera Yanacocha S.R.L.-

The Group, through its subsidiary Compañía Minera Condesa S.A., has an interest of 43.65 percent of Minera Yanacocha S.R.L. (hereinafter “Yanacocha”). Yanacocha is engaged in gold production and exploration and development of gold and copper in their own concessions or owned by S.R.M.L. Chaupiloma Dos de Cajamarca (subsidiary of the Group), with which signed a contract of use of mineral rights.

The Quecher Main project of Yanacocha, an oxide deposit, is currently in its Execution Phase. This project extends the life of the Yanacocha operation until 2027, with average annual gold production of 200,000 ounces per year expected between 2020 and 2025. The Yanacocha Sulfides project is currently in its Definitive Feasibility Stage. In March of 2019, the Environmental Impact Assessment study was approved.

In addition, Yanacocha owns the Conga project which consists in two deposits of gold and porphyry of copper located at northeast of Yanacocha operating area in the provinces of Celendín, Cajamarca and Hualgayoc (Peru).

Because of local communities and political protests for potential water impacts of the project development activities and construction, the projects are suspended since November 2011. To date, Yanacocha’s management has been making only water support activities recommended by independent experts, mainly the construction of water reservoirs, before carrying out any development project.

In December 2017, Yanacocha acquired 63.92 million of shares (share of 5%) held by International Finance Corporation (IFC) in Yanacocha, for an amount of US$47.9 million. In June 2018, Sumitomo Corporation (Sumitomo) paid US$48 million for the five percent stake in the ownership interest in Yanacocha for the proportion held prior to the repurchase of the IFC’s ownership stake in December. As a result of that acquisition, the Company recognized a lower value with respect to Yanacocha’s equity participation.

On February 6, 2020, the Supreme Court resolution was published, whereby Yanacocha received notification of an unfavorable result in the Tax Dispute related to the amortization of contractual rights (see note 29(e)) for which Yanacocha recorded a liability in term of tax payable for US$8.1 million and recorded interests and penalties for US$21.0 million in its financial statements as of December 31, 2019.

The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2019	2018
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,060,455	960,758
Non-current assets	1,251,617	1,086,714
Current liabilities	(190,577)	(128,170)
Non-current liabilities	(1,631,783)	(1,335,579)

Equity	489,712	583,723

Groups’ interest	213,759	254,795
Goodwill	16,241	16,241

	230,000	271,036

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Revenue	739,302	657,358	667,046

Loss for the year	(95,257)	(81,517)	(175,454)

Share in results	(41,580)	(35,582)	(76,585)

During the Yanacocha’s Management identified as an impairment indicator the significant increase of the asset retirement and mine closure, as a result Yanacocha determined the recoverable amount for its CGU Yanacocha. Regarding to CGU Conga, Yanacocha did not identify any important indicator. As a result of this analysis Yanacocha concluded that no additional impairment loss on CGU Yanacocha was required to be recorded as the recoverable amount exceeded the carrying amount of the CGU’s assets.

During 2018, the Yanacocha´s Management evaluated and concluded that there are no indicators of impairment of its long-lived assets.

In addition, the Group’s management determined that there was no objective evidence that its investment in Yanacocha is impaired as of December 31, 2019 and 2018.

Investment in Sociedad Minera Cerro Verde S.A.A. (Cerro Verde) -

Cerro Verde is engaged in the extraction, production and marketing of cathodes and copper concentrate from its mining unit that is located in Uchumayo, Arequipa, Peru.

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2019	2018
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,614,928	1,455,080
Non-current assets	6,194,496	6,099,632
Current liabilities	(420,786)	(408,754)
Non-current liabilities	(2,039,389)	(2,037,086)

Equity	5,349,249	5,108,872

Group’s interest	1,047,596	1,000,521
Goodwill	107,763	107,763

	1,155,359	1,108,284

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Statements of comprehensive income December 31:

Sales	2,890,066	3,054,026	3,202,931

Net profit for the year	390,377	119,710	349,881

Share in results	76,451	23,444	68,521

Market capitalization:

As of December 31, 2019 and 2018, total market capitalization of shares maintained by the Group in Cerro Verde was US$1,323 million and US$1,426 million, respectively (market capitalization value by each share of US$19.30 and US$20.80, respectively).

Investment in Compañía Minera Coimolache S.A. (Coimolache) -

Coimolache is involved in the production and the sales of gold and silver from its open-pit mining unit located in Cajamarca, Peru.

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2019	2018
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	145,692	99,887
Non-current assets	234,223	261,782
Current liabilities	(34,028)	(39,204)
Non-current liabilities	(91,069)	(86,103)

Equity	254,818	236,362

Adjustments to conform to the accounting policies of the Group	(9,330)	(13,003)

Equity, adjusted	245,488	223,359

Group’s interest	98,426	89,554

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Net sales	241,173	225,447	203,790

Net income from continued operations	28,459	25,584	50,787
Adjustments to conform to the accounting policies	3,674	1,837	2,265

Net income, adjusted	32,133	27,421	53,052

Share in results	12,883	10,994	21,271

(c)The Group, through its subsidiary El Brocal, has an interest of 8 percent in Transportadora Callao S.A., a joint venture whose objective was the construction of a fixed conveyor belt of minerals and deposits in the Port of Callao. On May 2014, Transportadora Callao started operations and currently its main activity is the operation of that terminal.

The table below presents the key financial data from the joint venture under IFRS:

	2019	2018
	US$(000)	US$(000)

Current assets	11,090	17,653
Non-current assets	100,106	107,175
Liabilities	88,608	101,575
Shareholders’ equity, reported	22,588	23,253
Net loss from continued operations	(665)	(1,814)